Maintenance rights and lease premium, net - Movements in maintenance rights (Details) - Maintenance Rights - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 1,336,440	$ 1,669,742
EOL and MR contract maintenance rights expense	(88,052)	(36,035)
MR contract maintenance rights write-off due to maintenance liability release	(8,117)	(11,066)
EOL contract maintenance rights write-off due to cash receipt	(65,297)	(25,372)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(15,268)	(91,835)
Maintenance rights at end of period	$ 1,159,706	$ 1,505,434